Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Land (including from VIEs of $32,593 and $32,593, respectively)	$ 107,171	$ 110,332
Buildings and equipment (including from VIEs of $230,931 and $238,500, respectively)	691,457	709,408
Less accumulated depreciation (including from VIEs of $(22,143) and $(24,846) respectively)	(83,137)	(76,028)
Net property and equipment	715,491	743,712
Investments in unconsolidated real estate affiliates	26,184	27,675
Net investments in real estate	741,675	771,387
Cash and cash equivalents (including from VIEs of $2,462 and $2,637, respectively)	28,033	33,431
Restricted cash (including from VIEs of $2,936 and $1,454, respectively)	18,367	11,751
Tenant accounts receivable, net (including from VIEs of $1,025 and $1,164, respectively)	2,301	2,254
Deferred expenses, net (including from VIEs of $952 and $1,113, respectively)	4,875	4,137
Acquired intangible assets, net (including from VIEs of $5,058 and $5,568, respectively)	33,909	42,097
Deferred rent receivable, net (including from VIEs of $1,013 and $711, respectively)	4,772	4,816
Prepaid expenses and other assets (including from VIEs of $345 and $442, respectively)	1,118	816
TOTAL ASSETS	835,050	870,689
LIABILITIES AND EQUITY
Mortgage notes and other debt payable, net (including from VIEs of $189,695 and $191,288, respectively)	582,495	592,804
Accounts payable and other accrued expenses (including from VIEs of $2,709 and $2,536, respectively)	9,214	10,377
Accrued interest (including from VIEs of $921 and $928, respectively)	4,265	2,541
Accrued real estate taxes (including from VIEs of $574 and $477, respectively)	1,132	2,162
Manager and advisor fees payable	648	777
Acquired intangible liabilities, net	6,217	9,319
TOTAL LIABILITIES	603,971	617,980
Commitments and contingencies
Equity:
Common stock: $0.01 par value; 100,000,000 shares authorized; 4,147,140 and 4,135,635 shares issued and outstanding at December 31, 2011 and 2010, respectively	41	41
Additional paid-in capital	453,861	453,244
Accumulated other comprehensive income	322	462
Distributions to stockholders	(80,636)	(78,361)
Accumulated deficit	(153,327)	(133,939)
Total Jones Lang LaSalle Income Property Trust, Inc. stockholders' equity	220,261	241,447
Noncontrolling interests	10,818	11,262
Total equity	231,079	252,709
TOTAL LIABILITIES AND EQUITY	$ 835,050	$ 870,689